Consolidated Statements of Expenses (USD $)	3 Months Ended		6 Months Ended		52 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Expenses
General and administrative	$ 437,136	$ 298,077	$ 504,153	$ 333,689	$ 1,378,912
Depreciation and amortization expense	6,960	115,282	9,460	230,564	504,378
Management fees	131,287	15,000	176,096	30,000	1,087,804
Total Operating Expenses	(575,383)	(428,359)	(689,709)	(594,253)	(2,971,094)
Other Income (Expense)
Interest expense	(175,035)	0	(187,404)	0	(187,745)
Loss on derivative	(69,900)	0	(70,829)	0	(68,080)
Loss on settlement of debt	(13,750)	0	(13,750)	0	(13,750)
Foreign currency exchange gain (loss)	39	362	(3)	125	(1,393)
Total Other Income (Expense)	(258,646)	362	(271,986)	125	(270,968)
Loss Before Discontinued Operations	(834,029)	(427,997)	(961,695)	(594,128)	(3,242,062)
Loss from Discontinued Operations	0	0	0	0	(87,310)
Net loss	(834,029)	(427,997)	(961,695)	(594,128)	(3,329,372)
Net Loss attributable to non-controlling interest	1,888	0	3,341	0	3,341
Net Loss Attributable to Medical Care Technologies Inc.	$ (832,141)	$ (427,997)	$ (958,354)	$ (594,128)	$ (3,326,031)
Net Loss Per Common Share – Basic and Diluted available to Medical Care Technologies Inc.:
Discontinued Operations	$ 0	$ 0	$ 0	$ 0
Continued Operations	$ 0	$ 0	$ (0.01)	$ (0.01)
Net Loss	$ 0	$ 0	$ (0.01)	$ (0.01)
Weighted Average Common Shares Outstanding –Basic and Diluted	184,755,000	102,620,000	174,076,000	100,930,000